Related Parties - Summary of Financial Assets and Liabilities with Related Parties (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	₺ 20,591,470	₺ 43,407,567
Loss Allowance
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	(3,721)	(46,032)
Banks - Time deposits | Gross Carrying Amount
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	25,646,258	45,290,997
Banks - Demand deposits | Gross Carrying Amount
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	811,532	1,040,412
Currency Protected Time Deposit | Gross Carrying Amount
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	3,132,293	8,913,765
Receivables from reverse repo | Gross Carrying Amount
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	1,695,149
Bank borrowings
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	(9,652,466)	(10,199,160)
Debt securities issued
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	(925,603)	(1,381,581)
Lease liabilities
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	₺ (111,972)	₺ (210,834)